Revenues (Tables)	12 Months Ended
Aug. 31, 2020
Revenues [Abstract]
Schedule of revenue
August 31 2020 $		August 31 2019 $
Product sales	150,993	24,282
Licensing revenue (Note 11)	232,909	198,000
Freight revenue	641	328
	384,543	222,610